Submission	Dec. 23, 2025
Submission [Line Items]
Central Index Key	0002000775
Registrant Name	Black Hawk Acquisition Corp.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A